Consolidated Statemenets of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVENUES:
Revenues	$ 113,959	$ 132,375	$ 159,900
Commissions	(4,187)	(5,058)	(5,806)
Net revenues	109,772	127,317	154,094
EXPENSES:
Voyage expenses	(7,679)	(17,856)	(19,429)
Vessel operating expenses	(49,519)	(55,469)	(50,634)
Depreciation	(49,485)	(47,133)	(43,084)
General and administrative expenses
-Management fee to related party	(11,611)	(10,764)	(8,962)
-Public company expenses	(3,770)	(3,853)	(4,369)
Early redelivery cost, net	0	0	(532)
Loss from inventory valuation	0	(1,432)	(4,001)
Other operating income	794	0	0
Gain on asset purchase cancellation	0	0	3,633
Loss on sale of assets	(2,750)	0	0
Impairment loss	(17,163)	(22,826)	0
Operating income/(loss)	(31,411)	(32,016)	26,716
OTHER (EXPENSE)/INCOME:
Interest expense	(19,576)	(11,650)	(8,335)
Other finance costs	(1,735)	(242)	(1,132)
Interest income	515	86	821
Loss on derivatives	(620)	(1,676)	(1,977)
Foreign currency gain/(loss)	(76)	347	13
Amortization and write-off of deferred finance charges	(3,063)	(2,793)	(1,472)
Net income/(loss)	(55,966)	(47,944)	14,634
Less preferred dividend	14,025	14,200	9,390
Net income/(loss) available to common shareholders	$ (69,991)	$ (62,144)	$ 5,244
Earnings/(loss) per share in U.S.Dollars, basic and diluted	$ (0.83)	$ (0.74)	$ 0.06
Weighted average number of shares, basic and diluted	84,526,411	83,479,636	83,446,970